Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

September 30, 2020

		Shares	Value
Equities	93.8%
Air Transport	1.3%
Air Transport Services Group, Inc.*		31,100	$779,366

Back Office Support, Human Resources & Consulting	2.2%
CRA International, Inc.		18,500	693,195
Huron Consulting Group, Inc.*		16,600	652,878
			1,346,073
Banks - Diversified	1.6%
Enterprise Financial Services Corp.		11,200	305,424
First Foundation, Inc.		26,300	343,741
Mercantile Bank Corp.		18,400	331,568
			980,733

Biotechnology	5.8%
Baudax Bio, Inc.*		133,160	368,853
Castle Biosciences, Inc.*		43,700	2,248,365
Collegium Pharmaceutical, Inc*.		46,000	957,720
			3,574,938

Building Materials	2.9%
Griffon Corp.		36,800	719,072
Masonite International Corp.*		10,900	1,072,560
			1,791,632

Commercial Vehicles & Parts	2.0%
The Shyft Group, Inc.		66,600	1,257,408

Communications Technology	5.7%
ADTRAN, Inc.		39,800	408,149
Bandwidth, Inc.*		13,249	2,312,878
Ooma, Inc.*		59,400	775,170
			3,496,197

Computer Services Software & Systems	25.0%
Bottomline Technologies (DE), Inc.*		12,800	539,648
ChannelAdvisor Corp.*		119,800	1,733,506
Digital Turbine, Inc.*		88,300	2,890,942
eGain, Corp.*		66,100	936,637
EverQuote, Inc.*		12,500	483,000
Limelight Networks, Inc.*		205,100	1,181,376
Magnite, Inc.*		181,377	1,259,663
Model N, Inc.*		39,200	1,382,976
OneSpan, Inc.*		42,700	894,992
Perficient, Inc.*		22,500	961,650
TrueCar, Inc.*		130,000	650,000
Upland Software, Inc.*		24,100	908,570
Upwork, Inc.*		87,000	1,517,280
			15,340,240

Diversified Manufacturing Operations	1.6%
Inmode Ltd.*		26,800	969,624

Drug & Grocery Store Chains	0.4%
Natural Grocers by Vitamin Cottage Inc.		22,800	224,808

Education Services	0.7%
Perdoceo Education Corp.*		34,659	424,226

Energy Equipment	2.4%
Ameresco, Inc.*		44,508	1,486,567

Engineering & Contracting Services	1.4%
MYR Group, Inc.*		22,500	836,550

Financial Data & Systems	0.8%
International Money Express, Inc.*		36,200	520,013

Healthcare Services	3.3%
Addus HomeCare Corp.*		9,900	935,649
The Ensign Group, Inc.		19,200	1,095,552
			2,031,201

Home Building	1.5%
M/I Homes, Inc.*		19,500	897,975

Machinery - Industrial	1.3%
EnPro Industries, Inc.		14,100	795,381

Medical & Dental Instruments & Supplies	2.4%
Alphatec Hldgs. Inc.*		137,600	913,664
Antares Pharma, Inc.*		200,600	541,620
			1,455,284

Medical Equipment	4.1%
Accuray, Inc.*		181,200	434,880
CareDx, Inc.*		42,500	1,612,450
Oxford Immunotec Global PLC*		42,300	494,910
			2,542,240

Oil Well Equipment & Services	0.3%
Helix Energy Solutions Group, Inc.*		83,300	200,753

Pharmaceuticals	1.0%
BioDelivery Sciences International, Inc.*		170,000	634,100

Production Technology Equipment	2.5%
Axcelis Technologies, Inc.*		37,200	818,400
Ultra Clean Hldgs., Inc.*		33,600	721,056
			1,539,456

Recreational Vehicles & Boats	1.3%
Malibu Boats, Inc.*		15,900	788,004

Restaurants	0.9%
El Pollo Loco Hldgs., Inc.*		32,700	529,740

Scientific Instruments - Control & Filter	2.3%
LiqTech International, Inc.*		168,729	1,425,760

Scientific Instruments - Electrical	1.7%
Allied Motion Technologies, Inc.		17,500	722,400
Preformed Line Products Co.		7,000	341,040
			1,063,440

Scientific Instruments - Gauges & Meters	1.9%
FARO Technologies, Inc.*		19,600	1,195,208

Semiconductors & Components	3.2%
CEVA, Inc.*		22,100	870,077
MagnaChip Semiconductor Corp.*		81,000	1,109,700
			1,979,777

Specialty Retail	4.5%
Boot Barn Hldgs., Inc.*		25,000	703,500
Sonic Automotive, Inc.		23,700	951,792
Zumiez, Inc.*		40,300	1,121,146
			2,776,438

Technology - Miscellaneous	1.5%
Camtek Ltd.*		58,980	907,112

Telecommunications Equipment	2.0%
Clearfield, Inc.*		21,600	435,672
Vocera Communications, Inc.*		28,100	817,148
			1,252,820

Textile Apparel & Shoes	2.6%
Crocs, Inc.*		37,700	1,610,921

Truckers	1.7%
US Xpress Enterprises, Inc.*		116,000	958,161

Total Equities
(Cost: $45,965,793)			$57,612,146

Total Investments	93.8%
(Cost: $45,965,793)			$57,612,146

Other Assets Less Liabilities	6.2%		3,800,786

Net Assets - 100%			$61,412,932

* Non-income producing security during the period ended September 30, 2020

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2020

		Shares	Value
Equities	96.2%

Air Transport	1.3%
Air Transport Services Group, Inc.*		7,000	$175,420

Auto Part	1.0%
Adient PLC*		8,100	140,373

Back Office Support, Human Resources, & Consulting	4.2%
ASGN, Inc.*		2,600	165,256
TriNet Group, Inc.*		3,200	189,824
TTEC Hldgs., Inc.		4,000	218,200
			573,280

Banks - Diversified	0.6%
Enterprise Financial Services Corp.		3,100	84,537

Biotechnology	3.2%
Castle Biosciences, Inc.*		5,400	277,830
Collegium Pharmaceutical, Inc*.		7,200	149,904
			427,734

Building Materials	7.7%
Builders FirstSource, Inc.*		5,200	169,624
Gibraltar Industries, Inc.*		2,600	169,364
Masonite International Corp.*		2,700	265,680
MDU Resources Group, Inc.		5,600	126,000
Patrick Industries, Inc.		1,700	97,784
Trex Co., Inc.*		3,000	214,800
			1,043,252

Commercial Finance & Mortgage Companies	1.2%
PennyMac Financial Services, Inc.		2,900	168,548

Communications Technology	2.2%
Bandwidth, Inc.*		1,700	296,769

Computer Services Software & Systems	24.7%
CACI International, Inc.*		1,100	234,476
ChannelAdvisor Corp.*		35,300	510,791
CommVault Systems, Inc.*		3,100	126,480
Inovalon Hldgs., Inc.*		10,100	267,145
LivePerson, Inc.*		4,300	223,557
ManTech International, Corp.		1,900	130,872
Mercury Systems, Inc.*		2,700	209,142
Model N, Inc.*		6,000	211,680
Rapid7, Inc.*		4,000	244,960
Shutterstock, Inc.		4,700	244,588
SPS Commerce, Inc.*		1,700	132,379
SVMK, Inc.*		6,200	137,082
Upland Software, Inc.*		5,600	211,120
Upwork, Inc.*		26,400	460,416
			3,344,688

Computer Technology	4.1%
Synaptics, Inc.*		4,200	337,764
Synnex Corp.		1,600	224,096
			561,860

Consumer Services - Miscellaneous	0.9%
Stamps.com, Inc.*		500	120,475

Containers & Packaging	1.3%
Graphic Packaging Hldg. Co.		12,200	171,898

Diversified Retail	2.2%
BJ's Wholesale Club Hldgs., Inc.*		7,300	303,315

Education Services	0.8%
Chegg, Inc.*		1,600	114,304

Electronic Components	1.6%
II-VI, Inc.*		5,400	219,024

Energy Equipment	1.5%
Arcosa, Inc.		4,600	202,814

Environmental, Maintenance, and Security Services	0.8%
Brink's Co.*		2,800	115,052

Financial Data & Systems	1.8%
Green Dot Corp.*		4,800	242,928

Foods	1.0%
B&G Foods, Inc.		4,700	130,519

Forest Products	1.3%
UFP Industries, Inc.		3,000	169,530

Healthcare Facilities	1.3%
Select Medical Hldgs. Corp.*		8,600	179,052

Healthcare Services	3.8%
Addus HomeCare Corp.*		1,800	170,118
Amedisys, Inc.*		600	141,858
The Ensign Group, Inc.		3,500	199,710
			511,686

Home Building	1.9%
M/I Homes, Inc.*		5,500	253,275

Household Furnishings	2.4%
Tempur Sealy International, Inc.*		3,700	330,003

Insurance - Property Casualty	1.4%
Stewart Information Services Corp.		4,200	183,666

Machinery - Industrial	1.2%
Hillenbrand, Inc.		5,900	167,324

Medical & Dental Instruments & Supplies	1.7%
Merit Medical Systems, Inc.*		5,400	234,900

Medical Equipment	4.2%
CareDX, Inc.*		8,200	311,108
Tandem Diabetes Care, Inc.*		2,300	261,050
			572,158

Medical Services	0.8%
NeoGenomics, Inc.*		3,100	114,359

Office Supplies & Equipment	0.8%
Herman Miller, Inc.		3,500	105,560

Personal Care	1.6%
Helen of Troy Ltd.*		1,100	212,872

Production Technology Equipment	1.6%
Axcelis Technologies, Inc.*		4,300	94,600
Ultra Clean Hldgs., Inc.*		5,500	118,030
			212,630

Semiconductors & Components	3.7%
Inphi Corp.*		2,700	303,075
MACOM Technology Solutions Hldgs. Inc.*		5,900	200,659
			503,734

Shipping	1.4%
Matson, Inc.		4,700	188,423

Specialty Retail	1.3%
Sonic Automotive, Inc.		4,400	176,704

Textiles Apparel & Shoes	3.7%
Crocs, Inc.*		6,400	273,472
Deckers Outdoor Corp.*		1,000	220,010
			493,482

Total Equities
(Cost: $10,646,319)			$13,046,148

Total Investments	96.2%
(Cost: $10,646,319)			$13,046,148

Other Assets Less Liabilities	3.8%		515,291

Net Assets - 100%			$13,561,439

* Non-income producing security during the period ended September 30, 2020

Oberweis Global Opportunities Fund

Schedule Of Investments (unaudited) a

September 30, 2020

		Shares	Value
Equities	93.8%
Brazil	2.1%
Arco Platform Ltd.*		12,700	$518,668
B2W - Cia Digital*		30,000	480,671
			999,339

China	9.1%
Beijing Sinnet Technology Co. Ltd.		156,900	517,552
Ever Sunshine Lifestyle Services Group Ltd.*		270,000	537,495
GDS Hldgs. Ltd. ADS*		6,500	531,895
Hefei Meiya Optoelectronic Technology, Inc.*		64,056	451,985
Pharmaron Beijing Co. Ltd.		63,200	791,357
Times Neighborhood Hldgs. Ltd.		643,000	858,680
Weimob, Inc.*		517,000	699,562
			4,388,526

Denmark	2.3%
ALK-Abello AS*		1,900	624,718
Pandora AS		6,500	468,896
			1,093,614

Finland	2.4%
Metso Outotec Oyj*		80,000	557,496
QT Group Oyj*		15,000	621,745
			1,179,241

Germany	2.9%
Shop Apotheke Europe NV*		4,300	749,053
TeamViewer AG*		13,100	646,101
			1,395,154

Hong Kong	1.4%
Minth Group Ltd.*		150,000	655,008

Japan	10.6%
Capcom Co. Ltd.		10,000	558,085
IR Japan Hldgs. Ltd.		12,100	1,533,512
Kobe Bussan Co. Ltd.		18,600	1,024,324
MedPeer, Inc.*		12,000	557,295
PCA Corp.*		18,000	816,771
Sushiro Global Hldgs. Ltd.		25,000	635,859
			5,125,846

Netherlands	1.2%
BE Semiconductor Industries NV*		13,400	574,492

Norway	1.4%
Nordic Semiconductor ASA*		66,900	690,164

South Korea	1.1%
LEENO Industrial, Inc.*		5,000	526,598

Sweden	7.9%
Evolution Gaming Group AB		8,900	588,048
I-Tech AB*		108,700	962,927
MIPS AB		11,400	507,699
Sinch AB*		12,900	1,051,966
Stillfront Group AB*		5,700	711,983
			3,822,623

Taiwan	3.9%
M31 Technology Corp.		132,000	1,407,412
Wiwynn Corp.		21,000	477,304
			1,884,716

United Kingdom	10.7%
Blue Prism Group PLC*		31,900	548,141
Endava PLC ADS*		9,600	606,240
Focusrite PLC*		44,300	491,587
Future PLC*		28,300	708,559
Gamesys Group PLC		41,000	630,606
GB Group PLC*		45,800	414,700
Intermediate Capital Group PLC		30,100	462,922
Oxford Instruments PLC		27,700	566,628
Spirent Communications PLC		212,700	782,132
			5,211,515

United States of America	36.8%
ACM Research, Inc.*		9,400	649,540
Addus HomeCare Corp.*		4,700	444,197
Amedisys, Inc.*		2,400	567,432
Bandwidth, Inc.*		3,200	558,624
BJ's Wholesale Club Hldgs, Inc.*		22,500	934,875
Bottomline Technologies (de), Inc.*		12,500	527,000
CACI International, Inc.*		4,800	1,023,168
CareDX, Inc.*		43,000	1,631,420
Castle Biosciences, Inc.*		35,700	1,836,765
ChannelAdvisor Corp.*		100,600	1,455,682
Deckers Outdoor Corp.*		4,500	990,045
II-VI, Inc.*		18,300	742,248
Inovalon Hldgs., Inc.*		25,000	661,250
Inphi Corp.*		7,200	808,200
Model N, Inc.*		16,700	589,176
Rapid7, Inc.*		9,500	581,780
Tandem Diabetes Care, Inc.*		11,200	1,271,200
Trex Co., Inc.*		7,200	515,519
Upwork, Inc.*		118,600	2,068,383
			17,856,504

Total Equities
(Cost: $36,090,356)			$45,403,340

Total Investments	93.8%
(Cost: $36,090,356)			$45,403,340

Other Assets Less Liabilities	6.2%		3,023,119

Net Assets - 100%			$48,426,459

[a] Certain securities were fair valued under the discretion of the board of trustees. (See Note 2)

* Non-income producing security during the period ended September 30, 2020

ADS - American depositary share

Sector Allocations (As A Percentage of Net Assets)
Communication Services	5.2%
Consumer Discretionary	13.9%
Consumer Staples	4.0%
Financials	1.0%
Healthcare	17.3%
Industrials	13.5%
Information Technology	36.9%
Materials	2.0%

Oberweis China Opportunities Fund
Schedule of Investments (unaudited) [a]
September 30, 2020

		Shares	Value
Equities	98.9%

Air Freight & Logistics	1.7%
Deppon Logistics Co. Ltd.*		249,984	$549,380
S.F. Hldg. Co. Ltd.*		80,000	959,786
ZTO Express, Inc.*		10,000	289,287
			1,798,453

Auto Components	1.8%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd.*		35,000	772,008
Minth Group Ltd.*		250,000	1,091,679
			1,863,687

Automobiles	2.1%
Li Auto, Inc. ADS*		30,500	530,395
NIO, Inc. ADS*		80,000	1,697,600
			2,227,995

Banks	0.7%
China Merchants Bank Co. Ltd.*		150,000	711,808

Beverages	2.8%
China Resources Beer Hldgs. Co. Ltd.		150,000	921,277
Kweichow Moutai Co. Ltd.		4,475	1,100,609
Wuliangye Yibin Co. Ltd.*		30,085	980,839
			3,002,725

Biotechnology	1.1%
I-Mab ADS*		10,000	470,300
Innovent Biologics, Inc.*		100,000	745,714
			1,216,014

Capital Markets	1.6%
Huatai Securities Co. Ltd.		550,007	1,668,159

Chemicals	0.9%
SKSHU Paint Co. Ltd.*		41,116	973,586

Commercial Service & Supply	3.7%
Ever Sunshine Lifestyle Services Group Ltd.		1,060,000	2,110,166
Times Neighborhood Hldgs. Ltd.		1,350,000	1,802,828
			3,912,994

Communications Equipment	1.6%
BYD Electronic Co. Ltd.*		120,000	608,998
Shenzhen Sunway Communication Co. Ltd.		140,000	1,129,320
			1,738,318

Construction Materials	0.9%
Anhui Conch Cement Co. Ltd.		145,000	1,004,306

Diversified Consumer Services	4.7%
China Education Group Hldgs. Ltd.*		500,000	919,904
New Oriental Education & Technology Group, Inc. ADS*		10,500	1,569,750
TAL Education Group ADS*		33,000	2,509,320
			4,998,974

Electrical Equipment	1.6%
Contemporary Amperex Technology Co. Ltd.		55,002	1,702,486

Electronic Equipment, Instruments & Components	3.1%
Avary Hldg. Co. Ltd.*		110,000	932,007
Goertek, Inc.*		200,000	1,195,830
Luxshare Precision Industry Co. Ltd.		133,753	1,129,448
			3,257,285

Energy Equipment & Services	1.0%
Yantai Jereh Oilfield Services Group Co. Ltd.		250,035	1,099,943

Food Products	2.1%
China Mengniu Dairy Co. Ltd.*		100,000	471,671
Tongwei Co. Ltd.*		450,000	1,769,263
			2,240,934

Healthcare Equipment & Supplies	1.1%
Jafron Biomedical Co. Ltd.		54,000	565,507
Sinocare, Inc.		110,000	649,736
			1,215,243

Healthcare Providers & Services	2.8%
Aier Eye Hospital Group Co. Ltd.		156,000	1,182,199
Hygeia Healthcare Hldgs. Co. Ltd.*		120,000	727,705
Universal Vision Biotechnology Co. Ltd.*		115,000	1,051,984
			2,961,888

Healthcare Technology	0.3%
Alibaba Health Information Technology Ltd.*		150,000	368,858

Hotels, Restaurants & Leisure	3.9%
Galaxy Entertainment Group Ltd.*		150,000	1,014,099
Jiumaojiu International Hldgs. Ltd.*		600,000	1,418,118
SJM Hldgs. Ltd.*		650,000	770,546
Songcheng Performance Development Co. Ltd.*		350,055	942,172
			4,144,935

Household Durables	3.9%
Bear Electric Appliance Co. Ltd.*		15,110	276,425
Ecovacs Robotics Co. Ltd.*		170,155	1,162,021
Gree Electric Appliances, Inc. of Zhuhai		70,000	551,153
Hangzhou Great Star Industrial Co. Ltd.*		300,077	876,976
Midea Group Co. Ltd.		119,942	1,285,519
			4,152,094

Insurance	3.1%
China Life Insurance Co. Ltd.		650,000	1,473,527
New China Life Insurance Co. Ltd.*		300,000	1,127,730
Ping An Insurance Group Co. of China Ltd.		72,000	747,416
			3,348,673

Interactive Media & Services	6.4%
Tencent Hldgs. Ltd.		101,000	6,821,839

Internet & Direct Marketing Retail	13.8%
Alibaba Group Hldg. Ltd.*		272,000	9,985,360
JD.com, Inc.*		56,000	2,156,279
Meituan Dianping*		80,000	2,520,088
			14,661,727
Internet Software & Services	1.7%
21Vianet Group, Inc. ADS*		80,000	1,852,800

Information Technology Services	2.4%
Beijing Sinnet Technology Co. Ltd.		150,000	494,791
GDS Hldgs. Ltd. ADS*		24,621	2,014,736
			2,509,527

Life Sciences Tools & Services	3.6%
Pharmaron Beijing Co. Ltd.		105,000	1,314,754
WuXi AppTec Co. Ltd.		91,000	1,315,922
Wuxi Biologics, Inc.*		50,000	1,225,396
			3,856,072

Machinery	4.3%
Canny Elevator Co. Ltd.		199,949	323,513
Hefei Meiya Optoelectronic Technology, Inc.*		140,082	988,431
Techtronic Industries Co. Ltd.		65,000	864,215
Yantai Eddie Precision Machinery Co. Ltd.		134,000	1,157,652
Zoomlion Heavy Industry Science & Technology Co. Ltd.		1,280,000	1,236,712
			4,570,523

Metals & Mining	0.6%
Ganfeng Lithium Co. Ltd.		120,000	591,936

Pharmaceuticals	1.4%
Jiangsu Hengrui Medicine Co. Ltd.		43,936	581,663
Sino Biopharmaceutical Ltd.		800,000	876,025
			1,457,688

Real Estate Management & Development	5.7%
China Resources Land Ltd.		200,000	912,159
CIFI Hldgs. Group Co. Ltd.		2,442,911	1,814,697
Longfor Group Hldgs. Ltd.		300,000	1,699,844
Powerlong Commercial Management Hldgs. Ltd.*		300,000	1,009,686
Sunac China Hldgs. Ltd.		150,000	590,965
			6,027,351

Semiconductors & Semiconductor Equipment	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.		95,000	1,429,187
Xinyi Solar Hldgs. Ltd.		900,000	1,434,814
			2,864,001
Software	3.2%
Agora, Inc. ADS*		3,700	159,026
Glodon Co. Ltd.		100,000	1,075,410
Ming Yuan Cloud Group Hldgs. Ltd.*		67,000	250,706
Sangfor Technologies, Inc.		15,085	470,487
Weimob, Inc.*		1,100,000	1,488,430
			3,444,059

Specialty Retail	1.7%
China Tourism Group Duty Free Corp. Ltd.		55,000	1,806,824

Technology Hardware, Storage & Peripherals	1.1%
Xiaomi Corp.*		450,000	1,218,155

Textiles, Apparel & Luxury Goods	3.0%
Li Ning Co. Ltd.		430,000	2,023,265
Shenzhou International Group Hldgs. Ltd.*		60,000	1,021,727
			3,044,992

Utilities - Gas	0.8%
China Gas Hldgs. Ltd.*		150,000	429,252
Kunlun Energy Co. Ltd.		550,000	363,174
			792,426

Total Equities
(Cost: $68,015,224)			$105,129,278

Total Investments	98.9%
(Cost: $68,015,224)			$105,129,278

Other Assets Less Liabilities	1.1%		1,214,320

Net Assets - 100%			$106,343,598

[a] Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees

* Non-income producing security during the period ended September 30, 2020

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	98.9%

Oberweis International Opportunities Fund
Schedule of Investments (unaudited) [a]
September 30, 2020

		Shares	Value
Equities	99.1%
Australia	5.6%
Codan Ltd.		114,300	$911,469
Domino's Pizza Enterprises Ltd.		49,200	2,813,033
Evolution Mining Ltd.		1,979,700	8,269,877
IDP Education Ltd.		255,700	3,519,968
			15,514,347

Belgium	0.7%
UnifiedPost Group SA*		70,800	1,825,410

Canada	6.7%
ATS Automation Tooling Systems, Inc.*		124,900	1,623,625
Cargojet, Inc.		13,700	1,962,096
Gibson Energy, Inc.		90,321	1,463,748
Kinaxis, Inc.*		19,900	2,929,257
Parex Resources, Inc.*		138,124	1,455,302
Real Matters, Inc.*		236,600	4,610,822
Ritchie Bros. Auctioneers, Inc.		73,300	4,347,027
			18,391,877

China	5.8%
AK Medical Hldgs. Ltd.		1,148,900	2,956,756
Kingdee International Software Group Co. Ltd.*		951,700	2,482,309
Pharmaron Beijing Co. Ltd.		581,000	7,274,971
Venus MedTech Hangzhou, Inc.*		309,800	3,306,611
			16,020,647

Denmark	2.0%
Netcompany A/S*		35,800	2,969,104
Pandora A/S		34,700	2,503,182
			5,472,286

Finland	2.3%
Metso Outotec Oyj*		814,236	5,674,162
Valmet Oyj		28,000	690,693
			6,364,855

France	1.4%
Euronext NV		11,300	1,415,533
SPIE SA*		142,100	2,546,637
			3,962,170

Germany	4.1%
Aurelius Equity Opportunities SE*		106,023	1,720,123
KION Group AG		35,800	3,056,986
Shop Apotheke Europe NV*		29,589	5,154,356
Varta AG*		9,600	1,339,651
			11,271,116

Hong Kong	0.9%
Yeahka Ltd.*		388,800	2,426,005

Israel	2.8%
AudioCodes Ltd.		44,500	1,399,970
Fiverr International Ltd.*		44,700	6,212,406
			7,612,376

Japan	36.7%
BASE, Inc.*		97,500	10,278,258
BayCurrent Consulting, Inc.		86,100	12,009,746
Capcom Co. Ltd.		80,800	4,509,331
Cosmos Pharmaceutical Corp.		7,700	1,341,883
IR Japan Hldgs. Ltd.		65,400	8,288,571
ITmedia, Inc.		62,300	1,661,548
JMDC, Inc.*		44,400	1,962,011
Kobe Bussan Co. Ltd.		57,600	3,172,099
Koei Tecmo Hldgs. Co. Ltd.*		89,200	4,303,399
Kusuri no Aoki Hldgs. Co. Ltd.		31,300	2,548,079
M&A Capital Partners Co. Ltd.*		168,100	7,924,082
Medley, Inc.*		193,700	9,358,769
MedPeer, Inc.*		92,000	4,272,595
Oisix ra daichi, Inc.*		60,800	1,968,508
Open House Co. Ltd.		105,400	3,818,590
Raccoon Hldgs., Inc.*		114,700	2,311,949
SHIFT, Inc.*		23,800	3,569,387
Sushiro Global Hldgs. Ltd.		492,500	12,526,414
TechMatrix Corp.		157,900	3,439,412
Wacom Co. Ltd.*		251,300	1,659,527
			100,924,158

Netherlands	4.8%
Alfen NV*		58,800	3,732,914
ASM International NV		9,200	1,318,778
BE Semiconductor Industries NV		35,200	1,509,114
Constellium SE*		600,500	4,713,925
Randstad NV*		36,700	1,913,774
			13,188,505

Norway	1.4%
Nordic Semiconductor ASA*		364,600	3,761,343

Sweden	8.7%
AddTech AB		63,700	834,506
Avanza Bank Hldg. AB*		70,400	1,383,629
BHG Group AB*		430,300	6,050,140
Indutrade AB*		23,600	1,263,281
Sinch AB*		123,300	10,054,835
Stillfront Group AB*		34,942	4,364,582
			23,950,973

Switzerland	0.3%
VAT Group AG		4,319	823,828

United Kingdom	14.9%
Blue Prism Group PLC*		150,884	2,592,654
boohoo Group PLC*		96,600	466,347
Dunelm Group PLC		143,700	2,587,397
EasyJet PLC*		494,200	3,184,051
Endava PLC ADS*		38,900	2,456,535
Future PLC		278,302	6,967,964
Games Workshop Group PLC		27,300	3,581,711
HomeServe PLC		40,800	650,126
Intermediate Capital Group PLC		327,500	5,036,781
Kingfisher PLC*		615,800	2,358,713
Marks & Spencer Group PLC*		2,025,900	2,542,178
Persimmon PLC		123,400	3,932,479
Pets at Home Group PLC*		440,663	2,408,749
Spirent Communications PLC		720,900	2,650,866
			41,416,551

Total Equities
(Cost: $188,198,332)			$272,926,447

Total Investments	99.1%
(Cost: $188,198,332)			$272,926,447

Other Assets Less Liabilities	0.9%		2,414,528

Net Assets - 100%			$275,340,975

[a] Certain securities were fair valued under the discretion of the Board of Trustees. (See Note 2)

* Non-income producing security during the period ended September 30, 2020

ADS - American depositary share

Sector Allocations (As A Percentage Of Net Assets)
Communication Services	7.9%
Consumer Discretionary	22.1%
Consumer Staples	2.6%
Energy	1.1%
Financials	6.3%
Healthcare	10.6%
Industrials	19.6%
Information Technology	21.1%
Materials	4.7%
Real Estate	3.1%

Oberweis International Opportunities Institutional Fund
Schedule of Investments (unaudited) [a]
September 30, 2020

		Shares	Value
Equities	99.0%
Australia	5.6%
Avita Medical Ltd.*		1	$5
Codan Ltd.		412,399	3,288,618
Domino's Pizza Enterprises Ltd.		177,400	10,142,929
Evolution Mining Ltd.		7,144,240	29,843,909
IDP Education Ltd.		922,949	12,705,323
			55,980,784

Belgium	0.7%
UnifiedPost Group SA*		255,700	6,592,617

Canada	6.7%
ATS Automation Tooling Systems, Inc.*		450,775	5,859,804
Cargojet, Inc.		49,600	7,103,647
Gibson Energy, Inc.		326,028	5,283,632
Kinaxis, Inc.*		71,846	10,575,649
Parex Resources, Inc.*		498,591	5,253,253
Real Matters, Inc.*		853,752	16,637,777
Ritchie Bros. Auctioneers, Inc.		264,600	15,691,996
			66,405,758

China	5.8%
AK Medical Hldgs. Ltd.		4,148,900	10,677,418
Kingdee International Software Group Co. Ltd.*		3,433,600	8,955,821
Pharmaron Beijing Co. Ltd.		2,096,800	26,255,006
Venus MedTech Hangzhou, Inc.*		1,118,000	11,932,830
			57,821,075

Denmark	2.0%
Netcompany A/S*		129,147	10,710,919
Pandora A/S		125,422	9,047,667
			19,758,586

Finland	2.1%
Metso Outotec Oyj*		2,938,437	20,477,071
Valmet Oyj		101,269	2,498,064
			22,975,135

France	1.4%
Euronext NV		40,957	5,130,617
SPIE SA*		512,800	9,190,117
			14,320,734

Germany	4.1%
Aurelius Equity Opportunities SE*		382,665	6,208,380
KION Group AG		129,095	11,023,508
Shop Apotheke Europe NV*		106,893	18,620,588
Varta AG*		34,818	4,858,746
			40,711,222

Hong Kong	0.9%
Yeahka Ltd.*		1,403,600	8,758,079

Israel	2.8%
AudioCodes Ltd.		160,498	5,049,267
Fiverr International Ltd.*		161,694	22,472,232
			27,521,499

Japan	36.6%
BASE, Inc.*		351,900	37,096,604
BayCurrent Consulting, Inc.		310,800	43,352,254
Capcom Co. Ltd.		291,600	16,273,773
Cosmos Pharmaceutical Corp.		27,700	4,827,292
IR Japan Hldgs. Ltd.		236,100	29,922,502
ITmedia, Inc.		224,900	5,998,108
JMDC, Inc.*		160,300	7,083,567
Kobe Bussan Co. Ltd.		207,700	11,438,280
Koei Tecmo Hldgs. Co. Ltd.*		322,000	15,534,691
Kusuri no Aoki Hldgs. Co. Ltd.		112,800	9,182,852
M&A Capital Partners Co. Ltd.*		606,700	28,599,290
Medley, Inc.*		699,200	33,782,402
MedPeer, Inc.*		332,100	15,423,140
Oisix ra daichi, Inc.*		219,200	7,096,989
Open House Co. Ltd.		380,200	13,774,458
Raccoon Hldgs., Inc.*		413,900	8,342,770
SHIFT, Inc.*		85,900	12,882,789
Sushiro Global Hldgs. Ltd.		1,777,500	45,209,545
TechMatrix Corp.		569,900	12,413,685
Wacom Co. Ltd.*		907,100	5,990,280
			364,225,271

Netherlands	4.8%
Alfen NV*		212,400	13,484,200
ASM International NV		33,295	4,772,685
BE Semiconductor Industries NV		127,044	5,446,701
Constellium SE*		2,149,407	16,872,845
Randstad NV*		132,600	6,914,618
			47,491,049

Norway	1.4%
Nordic Semiconductor ASA*		1,315,960	13,575,910

Sweden	8.7%
AddTech AB		229,748	3,009,830
Avanza Bank Hldg. AB*		254,200	4,996,003
BHG Group AB*		1,552,844	21,833,428
Indutrade AB*		85,100	4,555,307
Sinch AB*		444,830	36,274,876
Stillfront Group AB*		126,203	15,763,934
			86,433,378

Switzerland	0.3%
VAT Group AG		15,615	2,978,485

United Kingdom	15.1%
Blue Prism Group PLC*		544,616	9,358,189
boohoo Group PLC*		348,489	1,682,370
Dunelm Group PLC		518,516	9,336,165
EasyJet PLC*		1,788,600	11,523,661
Endava PLC ADS*		140,182	8,852,493
Future PLC		1,004,317	25,145,506
Games Workshop Group PLC		98,367	12,905,573
HomeServe PLC		147,300	2,347,145
Intermediate Capital Group PLC		1,181,709	18,174,075
Kingfisher PLC*		2,222,300	8,512,126
Marks & Spencer Group PLC*		7,321,600	9,187,427
Persimmon PLC		445,369	14,192,903
Pets at Home Group PLC*		1,592,399	8,704,360
Spirent Communications PLC		2,601,400	9,565,766
			149,487,759

Total Equities
(Cost: $684,523,062)			$985,037,341

Total Investments	99.0%
(Cost: $684,523,062)			$985,037,341

Other Assets Less Liabilities	1.0%		10,360,889

Net Assets - 100%			$995,398,230

[a] Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees, (See Note 2)

* Non-income producing security during the period ended September 30, 2020

ADS - American depositary share

Sector Allocations (As A Percentage Of Net Assets)
Communication Services	7.9%
Consumer Discretionary	22.1%
Consumer Staples	2.6%
Energy	1.1%
Financials	6.3%
Healthcare	10.6%
Industrials	19.6%
Information Technology	21.1%
Materials	4.7%
Real Estate	3.0%

Oberweis Emerging Markets Fund
Schedule of Investments (unaudited) [a]
September 30, 2020

		Shares	Value
Equities	91.3%
Brazil	9.1%
Afya Ltd.*		5,200	$141,648
Arco Platform Ltd.*		3,700	151,108
B2W - Companhia Digital*		7,956	127,474
Linx SA		13,600	83,791
Lojas Renner SA		17,600	124,261
TOTVS SA		34,400	166,000
			794,282

Chile	1.7%
Falabella SA		51,000	149,414

China	20.0%
China Isotope & Radiation Corp.		45,200	163,330
Chongqing Brewery Co. Ltd.		12,500	189,919
Dada Nexus Ltd. ADS*		10,000	264,700
Guangdong Marubi Biotechnology Co. Ltd.		8,100	77,018
Jiangsu Hengli Hydraulic Co. Ltd.		10,452	110,119
Kingsoft Cloud Hldgs. Ltd. ADS*		2,800	82,684
Li Ning Co. Ltd.		19,500	91,753
Shanghai Weaver Network Co. Ltd.		6,596	87,113
Venus MedTech Hangzhou, Inc.*		16,500	176,111
Weimob, Inc.*		66,000	89,306
Winning Health Technology Group Co. Ltd.		30,360	87,090
Wolong Electric Group Co. Ltd.		47,300	84,829
Yantai Jereh Oilfield Services Group Co. Ltd.		36,100	158,810
Yijiahe Technology Co. Ltd.		7,120	82,509
			1,745,291

Czech Republic	1.5%
TCS Group Hldg. PLC		5,000	131,876

France	2.0%
Gaztransport & Technigaz SA		1,850	176,424

Greece	1.1%
Greek Organization of Football Prognostics SA		10,400	98,624

Hong Kong	1.0%
SUNeVision Hldgs. Ltd.*		110,000	90,172

India	7.8%
Affle India Ltd.*		6,500	254,427
Amber Enterprises India Ltd.*		3,900	108,006
ESAB India Ltd.		4,025	75,707
Navin Fluorine International Ltd.		3,900	116,833
Route Mobile Ltd.*		11,600	126,841
			681,814
Indonesia	4.5%
PT Industri Jamu dan Farmasi Sido Muncul Tbk		1,818,200	91,186
PT Mark Dynamics Indonesia Tbk		2,500,000	138,609
PT Mitra Adiperkasa Tbk*		1,741,900	66,989
PT Sarana Menara Nusantara Tbk		1,427,800	99,718
			396,502
Mexico	2.4%
Alsea SAB de CV*		86,900	82,846
Prologis Property Mexico SA de CV		65,044	126,196
			209,042

Philippines	1.2%
Wilcon Depot, Inc.		316,000	104,437

Poland	1.3%
Dino Polska SA*		2,000	117,651

Russia	1.2%
HeadHunter Group PLC ADS		4,300	105,264

South Africa	2.2%
Clicks Group Ltd.		4,980	66,102
Harmony Gold Mining Co. Ltd.*		23,700	125,459
			191,561

South Korea	15.3%
Douzone Bizon Co. Ltd.		1,319	117,539
ITM Semiconductor Co. Ltd.*		2,880	142,548
KINX, Inc.*		2,520	189,714
LEENO Industrial, Inc.*		2,505	263,825
Nice Information Service Co. Ltd.*		7,692	129,546
POSCO Chemical Co. Ltd.*		2,186	156,291
Seegene, Inc.		560	124,689
Tokai Carbon Korea Co. Ltd.		1,574	128,087
Wonik Ips Co. Ltd.*		2,860	81,334
			1,333,573

Sweden	1.3%
Medicover AB*		7,900	117,566

Switzerland	1.8%
Wizz Air Hldgs. PLC*		3,609	144,663

Taiwan	15.1%
Airtac International Group		4,000	90,995
ASPEED Technology, Inc.		2,000	79,135
Chailease Hldg. Co. Ltd.		21,874	100,198
Chief Telecom, Inc.*		16,000	191,220
Innodisk Corp.		18,341	101,165
Lien Hwa Industrial Hldgs. Corp.		60,320	83,285
M31 Technology Corp.		30,000	319,866
momo.com, Inc.*		5,000	121,708
Sinbon Electronics Co. Ltd.		18,000	112,059
Taiwan FamilyMart Co. Ltd.		12,000	108,919
			1,308,550

Thailand	0.8%
Netbay PLC		76,000	65,067

Total Equities
(Cost: $6,045,999)			$7,961,773

Total Investments	91.3%
(Cost: $6,045,999)			$7,961,773

Other Assets Less Liabilities	8.7%		761,584

Net Assets - 100%			$8,723,357

[a] Certain Securities Were Fair Valued Under The Discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2020

ADS - American depositary share

Sector Allocations (As a Percentage of Net Assets)
Communication Services	9.9%
Consumer Discretionary	18.7%
Consumer Staples	8.4%
Energy	3.8%
Financials	2.7%
Healthcare	7.7%
Industrials	11.0%
Information Technology	23.0%
Materials	4.6%
Real Estate	1.5%

Fair Value Measurements

In accordance with  Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$57,612,146	$13,046,148
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$57,612,146	$13,046,148

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$531,895	$10,803,927	$347,384
Total Europe	606,240	-	105,264
Total South America	999,339	-	943,696
Total North America	17,856,504	-	209,042
Total Level 1	19,993,978	10,803,927	1,605,386
Level 2 - Equities
Total Asia	12,048,799	94,325,351	5,378,022
Total Africa	-	-	191,561
Total Europe	13,360,563	-	786,804
Total Level 2	25,409,362	94,325,351	6,356,387
Level 3	-	-	-
Total Investments	$45,403,340	$105,129,278	$7,961,773

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$7,612,376	$27,521,499
Total Europe	7,170,460	25,725,338
Total North America	18,391,877	66,405,758
Total Level 1	33,174,713	119,652,595
Level 2 – Equities
Total Asia	119,370,810	430,804,425
Total Australia	15,514,347	55,980,784
Total Europe	104,866,577	378,599,537
Total Level 2	239,751,734	865,384,746
Level 3	-	-
Total Investments	$272,926,447	$985,037,341

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.